Income Tax	12 Months Ended
Dec. 31, 2019
Income Tax
Income Tax

9. Income Tax

The following table summarizes income (loss) before income taxes incurred in the PRC and outside of the PRC:

	Year Ended December 31,
	2017	2018	2019
	$	$	$
Income (loss) before income taxes:
PRC	(133,775,542)	(2,917,703)	24,990,443
Outside of PRC	(48,379,927)	(11,189,386)	(5,119,860)

Total	(182,155,469)	(14,107,089)	19,870,583

The expenses (benefits) for income taxes is comprised of:

	Year Ended December 31,
	2017	2018	2019
	$	$	$
Current Tax
PRC	4,059,702	307,689	(378,008)
Outside of PRC	6,713	1,667	225,009

	4,066,415	309,356	(152,999)

Deferred Tax
PRC	(24,394,667)	(1,643,696)	9,142,661
Outside of PRC	—	—	—

	(24,394,667)	(1,643,696)	9,142,661

Income tax expense (benefits)	(20,328,252)	(1,334,340)	8,989,662

The Company is incorporated in the Cayman Islands, which is exempted from tax.

Enterprise Income Tax Law in China applies a statutory 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

Shanghai SINA Leju was granted a high and new technology enterprise (“HNTE”) status and was entitled to enjoy a favorable statutory tax rate of 15% from 2015 through 2017. Shanghai SINA Leju renewed its qualification of “high and new technology enterprise” in 2018 and was entitled to enjoy a favorable statutory tax rate of 15% from 2018 through 2020.

The Group's subsidiaries in Hong Kong are subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations. The Company's subsidiaries incorporated in the BVI are not subject to taxation.

The Group does not have uncertain tax positions in accordance with ASC740-10, nor does it anticipate any significant increase to its liability for unrecognized tax benefit within next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to tax authority's mistake or due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB100,000 ($14,335) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion.

The principal components of the deferred income tax assets/liabilities are as follows:

	As of December 31,
	2018	2019
	$	$
Deferred tax assets:
Accrued salary expenses	7,632,385	8,156,419
Bad debt provision	4,548,846	4,027,130
Net operating loss carry forwards	44,672,205	41,489,149
Advertising expenses	5,750,479	1,077,541
Others	232,837	195,265
Gross deferred tax assets	62,836,752	54,945,504
Valuation allowance	(480,689)	(5,634,684)
Total deferred tax assets	62,356,063	49,310,820

Deferred tax liabilities:
Intangible assets from acquisition and other assets	14,779,770	11,741,607
Total deferred tax liabilities	14,779,770	11,741,607

The majority deferred tax liabilities were recognized for the temporary differences between the tax basis of intangible assets recognized from acquisitions and their reported amounts in the financial statements.

Movement of the valuation allowance is as follows:

	Year Ended December 31,
	2017	2018	2019
	$	$	$
Balance as of January 1	(192,536)	(602,135)	(480,689)
Additions	(490,152)	—	(5,220,332)
Write off	103,968	96,091	—
Changes due to exchange rate translation	(23,415)	25,355	66,337
Balance as of December 31	(602,135)	(480,689)	(5,634,684)

The Group has recognized a valuation allowance against deferred tax assets on tax loss carry forwards of $490,152,  nil and $5,220,332 for the years ended December 31, 2017, 2018 and 2019, respectively.

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three year period ended December 31, 2019. Such objective evidence limits the Group's ability to consider other subjective evidence such as its projections for future growth.

On the basis of this evaluation, as of December 31, 2019, a valuation allowance of $5,634,684 was recorded to reflect only the portion of the deferred tax assets that is not more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carry forwards period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as the Group’s projections for growth.

Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Year Ended December 31,
	2017	2018	2019
PRC income tax rate	25.00%	25.00%	25.00%
Goodwill impairment not deductible for tax purposes	(5.66)%	—	—
Share based compensation expenses not deductible for tax purposes	(0.48)%	(7.19)%	4.53%
Other expenses not deductible for tax purposes	(0.27)%	(2.26)%	(1.13)%
Effect of tax holiday	(5.46)%	1.18%	(9.32)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.59)%	(6.58)%	2.27%
Valuation allowance movement	(0.27)%	—	26.29%
Withholding tax	(1.11)%	(0.69)%	(2.39)%
	11.16%	9.46%	45.25%

The aggregate amount and per share effect of the tax holiday are as follows:

	Year Ended December 31,
	2017	2018	2019
	$	$	$
The aggregate dollar effect	—	166,874	1,852,419
Per share effect—basic	—	0.00	0.01
Per share effect—diluted	—	0.00	0.01

As of December 31, 2018 and 2019, the Group had tax operating loss carry forwards of $207,795,259, and $182,439,045, respectively. The tax operating losses  of entities not qualified as HNTE are available for offset against future profits that may be carried forward until calendar year 2023 and 2024, respectively and further to 2028 and 2029, respectively for qualified HNTE according to the public announcement made by the State Administration of Taxation in China in August 2018.

Undistributed earnings of the Company's PRC subsidiaries of approximately $109,148,161 at December 31, 2019 are considered to be indefinitely reinvested and, accordingly, no provision for PRC dividend withholding tax has been provided thereon. Upon distribution of those earnings generated after January 1, 2009, in the form of dividends or otherwise, the Group would be subject to the then applicable PRC tax laws and regulations. The amounts of unrecognized deferred tax liabilities for these earnings are in the range of $5,457,408 to $10,914,816, as the withholding tax rate of the profit distribution will be 5% or 10% depends on whether the immediate offshore companies can enjoy the preferential withholding tax rate of 5%.